Subsequent Events (Details Narrative) (10K) - USD ($)	Feb. 25, 2020	Dec. 02, 2018	Nov. 27, 2018	Jun. 04, 2018	May 30, 2018
Number of common stock shares issued		2,005	3,334	1,500,000
Warrants exercise price					$ 6.00
Private Placement Offering [Member]
Warrants to purchase of common stock	1,282,279
Bridge Offering [Member]
Number of common stock shares issued	1,300,000
Warrants exercise price	$ 0.79
Subsequent Event [Member] | Private Placement Offering [Member]
Gross proceeds of private placement offerings	$ 650,000
Number of common stock shares issued	1,300,000
Warrants to purchase of common stock	1,300,000
Warrants exercise price	$ 0.79
Subsequent Event [Member] | Bridge Offering [Member]
Warrants to purchase of common stock	82,279